Statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Cash flows from operating activities
Payments to suppliers and employees	$ (3,687)	$ (3,069)
Net cash used in operating activities	(3,687)	(3,069)
Cash flows from investing activities
Payments for plant and equipment	0	(9)
Expenditure on exploration and evaluation	(4,571)	(6,629)
Interest received	496	309
Net cash used in investing activities	(4,075)	(6,329)
Cash flows from financing activities
Proceeds from issue of shares	50,400	2,176
Transaction costs related to issues of equity securities	(2,290)	(99)
Repayment of lease liabilities	(145)	(95)
Net cash from financing activities	47,965	1,982
Net increase/(decrease) in cash and cash equivalents	40,203	(7,416)
Cash and cash equivalents at the beginning of the period	17,863	25,059
Effects of exchange rate changes on cash and cash equivalents	774	220
Cash and cash equivalents at the end of the period	$ 58,840	$ 17,863